Events (Unaudited) Subsequent to the Date of the Report of Independent Registered Public Accounting Firm	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Events (Unaudited) Subsequent to the Date of the Report of Independent Registered Public Accounting Firm

18. Events (Unaudited) Subsequent to the Date of the Report of Independent Registered Public Accounting Firm

In September 2016, the Company entered into a definitive purchase agreement which provides that, on the terms and conditions set forth therein, the Company will acquire the proprietary WebRTC media processing technologies built by the team behind the Kurento Open Source Project. The proposed transaction is expected to close in the fourth quarter of 2016.